CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Brookfield Business Partners	Capital	Retained earnings	Ownership changes	Accumulated other comprehensive income (loss)		Non-controlling interests
Beginning balance at Dec. 31, 2018		$ 2,903	$ 1,367	$ 1,585	$ (260)	$ 412	$ (370)	[1]	$ 1,536
Net income (loss)		(134)	(128)		(128)				(6)
Other comprehensive income (loss)		(195)	(44)				(44)	[1]	(151)
Comprehensive income (loss)		(329)	(172)		(128)		(44)	[1]	(157)
Contributions		345	311	295		16			34
Distributions		(446)	(120)		(120)				(326)
Ownership changes	[2]	(53)	11			11			(64)
Acquisition of interest		745							745
Ending balance at Dec. 31, 2019		3,165	1,397	1,880	(508)	439	(414)	[3]	1,768
Net income (loss)		(127)	(164)		(164)				37
Other comprehensive income (loss)		(221)	(41)				(41)	[3]	(180)
Comprehensive income (loss)		(348)	(205)		(164)		(41)	[3]	(143)
Contributions		199	87	87					112
Distributions		(351)	(94)		(94)				(257)
Ownership changes	[4]	41	42		36	6			(1)
Ending balance at Dec. 31, 2020		2,706	1,227	1,967	(730)	445	(455)	[3]	1,479
Net income (loss)		93	36		36				57
Other comprehensive income (loss)		203	47				47	[3]	156
Comprehensive income (loss)		296	83		36		47	[3]	213
Contributions		62	52	52					10
Distributions		(68)	(18)		(18)				(50)
Reorganization	[5]	(1,860)	(1,860)	(1,860)
Ending balance at Dec. 31, 2021		$ 1,136	$ (516)	$ 159	$ (712)	$ 445	$ (408)	[3]	$ 1,652

[1]	See Note 18 for additional information.
[2]	Includes gains or losses on changes in ownership interests of subsidiaries.
[3]	See Note 18 for additional information.
[4]	Includes gains or losses on changes in ownership interests of subsidiaries.
[5]	See Note 1 for additional information.